STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total USD ($)	Ordinary shares [Member]	Share capital and additional paid-in capital [Member] USD ($)	Accumulated other comprehensive income (loss) [Member] USD ($)	Accumulated deficit [Member] USD ($)
Balance at Dec. 31, 2010	$ 3,713		$ 70,764	$ 52	$ (67,103)
Balance, shares at Dec. 31, 2010		688,129
Issuance of Ordinary shares for options and warrants exercised
Issuance of Ordinary shares for options and warrants exercised, shares		8,361
Issuance of Ordinary shares related to an inducement of a convertible note	3,139		3,139
Issuance of Ordinary shares related to an inducement of a convertible note, shares		420,491
Extension of warrants related to convertible note	86		86
Share-based compensation expense	169		169
Other comprehensive loss	(295)			(295)
Net profit (loss)	(3,214)				(3,214)
Balance at Dec. 31, 2011	3,598		74,158	(243)	(70,317)
Balance, shares at Dec. 31, 2011		1,116,981
Issuance of Ordinary shares for options and warrants exercised
Issuance of Ordinary shares for options and warrants exercised, shares		1,254
Issuance of Ordinary shares
Issuance of Ordinary shares, shares
Share-based compensation expense	107		107
Share-based compensation expense, shares		14,450
Net profit (loss)	(549)				(549)
Balance at Dec. 31, 2012	3,156		74,265	(243)	(70,866)
Balance, shares at Dec. 31, 2012	1,132,685	1,132,685
Issuance of Ordinary shares for options and warrants exercised	95		95
Issuance of Ordinary shares for options and warrants exercised, shares		34,420
Issuance of Ordinary shares	241		241
Issuance of Ordinary shares, shares		51,334
Share-based compensation expense	211		211
Share-based compensation expense, shares		39,806
Net profit (loss)
Balance at Dec. 31, 2013	$ 3,703		$ 74,812	$ (243)	$ (70,866)
Balance, shares at Dec. 31, 2013	1,258,245	1,258,245